CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 11,765,975	$ 965,757	$ 11,765,975	$ 1,082,757
Cost of revenues	10,553,375	938,226	10,553,375	1,050,676
Gross profit	1,212,600	27,531	1,212,600	32,081
Operating expenses:
Sales and marketing	50,174	11,329	360,765	839,769
General and administrative	2,373,615	1,057,710	6,609,175	3,367,104
Amortization and depreciation	1,119,737	364,509	2,053,550	1,092,423
Total operating expenses	3,543,526	1,433,548	9,023,490	5,299,296
Loss from operations	(2,330,926)	(1,406,017)	(7,810,890)	(5,267,215)
Other income (expense):
Unrealized gain (loss) on marketable securities	1,074,290	(2,481,175)	661,101	1,253,100
Interest income	5,782	827	18,243	3,312
Interest expense	(512,217)	(320,836)	(627,163)	(716,305)
Gain on disposition asset	0	0	2,456	87,044
Other income	50	88,359	40,134	95,199
Total other income (expense)	567,905	(2,712,825)	94,771	722,350
Loss before provision for income taxes	(1,763,021)	(4,118,842)	(7,716,119)	(4,544,865)
Provision for income taxes	0	723,911	(800)	0
Consolidated net loss	(1,763,021)	(3,394,931)	(7,716,919)	(4,544,865)
Less: Net loss attributable to noncontrolling interests	(183,008)	(485,679)	(630,706)	(1,741,523)
Net loss attributable to Vivakor, Inc.	(1,580,013)	(2,909,252)	(7,086,213)	(2,803,342)
Net loss attributable to common shareholders	(1,580,013)	(2,909,252)	(7,086,213)	(2,803,342)
Dividend on preferred stock	0	0	0	42,196
Net income loss to parent	$ (1,580,013)	$ (2,909,252)	$ (7,086,213)	$ (2,845,538)